EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Abstract]
Net income (loss)	$ (40,551)	$ 25,663
Weighted average number of shares outstanding - basic (in shares)	143,687,000	144,032,000
Dilutive effect of share options (in shares)	0	315,239
Weighted average number of shares outstanding - diluted (in shares)	143,687,000	144,347,000